Note 16 - Financial Instruments - Estimated of Fair Values of Other Financial Instruments (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Reported Value Measurement [Member]
Other receivables, fair value	$ 4,720	$ 3,925
Long-term debt, fair value	1,082,676	1,298,710
Estimate of Fair Value Measurement [Member]
Other receivables, fair value	4,720	3,925
Long-term debt, fair value	$ 1,090,702	$ 1,302,878